UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if amendment [_]; Amendment Number: __

This Amendment (Check only one):  [_] a restatement
                                  [_] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:  Greenhaven Associates, Inc.
       Three Manhattanville Road
       Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris A. Wachenheim
Title: Executive Vice President
Phone: 914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim         Purchase, NY           August 5, 2005
------------------------         -------------          --------------
      [Signature]                [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

-----------------------------       ---------------------------------
[Repeat as necessary.]

====================================================================================================================================
                 COL 1                  COL 2     COL 3       COL 4       COL 5             COL 6                     COL 7
                                      TITLE OF                VALUE     PRINCIPAL                SHARED      VOTING AUTHORITY SHARES
                SECURITY                CLASS     CUSIP      ($000)       AMOUNT       SOLE       OTHER        SOLE          NONE
------------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts (AAP)               COMMON   00751Y106   $185,952    2,880,750     710,050   2,170,700     710,050      2,170,700
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc (AA)                         COMMON   013817101    $59,929    2,293,500               2,293,500                  2,293,500
------------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp (APC)          COMMON   032511107   $345,531    4,206,100     631,000   3,575,100     631,000      3,575,100
------------------------------------------------------------------------------------------------------------------------------------
Beazer Homes (BZH)                     COMMON   07556Q105    $19,228      336,450                 336,450                    336,450
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe (BNI)     COMMON   12189T104    $19,475      413,650                 413,650                    413,650
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp (CTX)                      COMMON   152312104   $613,271    8,677,950   2,779,400   5,898,550   2,779,400      5,898,550
------------------------------------------------------------------------------------------------------------------------------------
China Netcom Group - ADR (CN)          COMMON   16940Q101    $49,012    1,693,000      80,000   1,613,000      80,000      1,613,000
------------------------------------------------------------------------------------------------------------------------------------
Genesis Energy LP (GEL)                COMMON   371927104     $4,023      428,400     266,210     162,190     266,210        162,190
------------------------------------------------------------------------------------------------------------------------------------
Honda Motors (HMC)                     COMMON   438128308    $32,958    1,339,200               1,339,200                  1,339,200
------------------------------------------------------------------------------------------------------------------------------------
International Paper (IP)               COMMON   460146103    $38,430    1,272,100               1,272,100                  1,272,100
------------------------------------------------------------------------------------------------------------------------------------
KB Home  (KBH)                         COMMON   48666K109    $22,610      296,600                 296,600                    296,600
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp Class B (LEN.B)            COMMON   526057302    $20,134      342,300       3,000     339,300       3,000        339,300
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corporation (LEN)               COMMON   526057104    $75,144    1,184,300               1,184,300                  1,184,300
------------------------------------------------------------------------------------------------------------------------------------
Plains All Amer Pipeline LP (PAA)      COMMON   726503105     $1,535       35,000                  35,000                     35,000
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes Inc. (PHM)                 COMMON   745867101    $55,862      663,050                 663,050                    663,050
------------------------------------------------------------------------------------------------------------------------------------
Ryland Group (RYL)                     COMMON   783764103     $1,442       19,000                  19,000                     19,000
------------------------------------------------------------------------------------------------------------------------------------
SAPPI Ltd (SPP)                        COMMON   803069202       $541       50,000                  50,000                     50,000
------------------------------------------------------------------------------------------------------------------------------------
Smurfit Stone (SSCC)                   COMMON   832727101    $15,827    1,556,200   1,042,500     513,700   1,042,500        513,700
------------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp (SPF)            COMMON   85375C101    $47,862      544,200                 544,200                    544,200
------------------------------------------------------------------------------------------------------------------------------------
Timberwest Forest CRP (TWTUF)          COMMON   887147205     $5,997      501,000     330,000     171,000     330,000        171,000
------------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. (TOL)              COMMON   889478103       $660        6,500       6,500                   6,500
------------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp [TM]                 COMMON   892331307   $268,402    3,754,400     458,000   3,296,400     458,000      3,296,400
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp (UNP)               COMMON   907818108   $286,202    4,416,700     577,000   3,839,700     577,000      3,839,700
------------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp (UNM)               COMMON   91529Y106   $135,150    7,377,200   1,352,200   6,025,000   1,352,200      6,025,000
------------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co (WY)                   COMMON   962166104    $98,651    1,549,900               1,549,900                  1,549,900
------------------------------------------------------------------------------------------------------------------------------------
YARA International (YARIY)             COMMON   984851204    $59,995    3,768,500     115,000   3,653,500     115,000      3,653,500
------------------------------------------------------------------------------------------------------------------------------------
                                                          $2,463,823
====================================================================================================================================

8/5/2005